Stock Option Plan (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Shares Available for Grant	The shares available for grant under the Plan were as follows:

Three Months Ended March 31,2021
Balance at the beginning of period	442,891
Granted	(215,000)
Cancelled/forfeited	208,003
Balance at the ending of period	435,894

The shares available for grant under the Plan were as follows:

	Year Ended December 31,
	2020	2019	2018
Balance at the beginning of period	2,362,407	3,627,104	2,751,406
Additional shares authorized	6,000,000	1,519,075	6,847,235
Granted	(10,281,875)	(3,359,941)	(7,312,022)
Repurchased	—	9,000	—
Cancelled/forfeited	2,362,359	567,169	1,340,485
Balance at the ending of period	442,891	2,362,407	3,627,104

Stock Option Activity
A summary of the Company’s stock option activity and related information was as follows:

	Options Outstanding
	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Balance as of December 31, 2020 (1)	22,609,796	3.40	7.4	$65,056
Granted	215,000	6.27
Exercised	(634,183)	3.13
Cancelled/forfeited/expired	(208,003)	4.52
Balance as of March 31, 2021 (2)	21,982,610	3.42	7.1	$189,240
Exercisable as of March 31, 2021 (2)	12,903,458	2.70	6.0	$120,389
__________________
(1)Excluding CEO Equity Awards of 3,000,000 shares and Milestone Options of 750,000 shares, of which 562,500 shares vested and exercisable as of December 31, 2020. Refer to section below for further details.
(2)Excluding CEO Equity Awards and Milestone Options of 3,750,000 shares outstanding, of which 750,000 shares vested and exercisable as of March 31, 2021.
A summary of the Company’s stock option activity and related information was as follows:

	Options Outstanding
	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Balance as of December 31, 2017	13,764,812	$1.67	8.3	9,498
Granted	7,312,022	4.11
Exercised	(1,217,877)	1.60
Cancelled/forfeited/expired	(1,340,485)	2.06
Balance as of December 31, 2018	18,518,472	$2.61	8.3	42,951
Granted	3,359,941	5.23
Exercised	(909,259)	1.90
Cancelled/forfeited/expired	(567,169)	3.50
Balance as of December 31, 2019	20,401,985	$3.05	7.6	34,723
Granted1	6,531,875	4.36
Exercised	(1,961,705)	2.14
Cancelled/forfeited/expired	(2,362,359)	4.11
Balance as of December 31, 2020(1)	22,609,796	$3.40	7.4	65,056
Exercisable as of December 31, 2020	12,637,973	2.63	6.2	46,004
__________________
(1)Excluding CEO Equity Awards of 3,000,000 shares and Milestone Options of 750,000 shares, of which 562,500 shares exercisable as of December 31, 2020. Refer to section below for further details.

Assumptions for Fair Value of Stock Options	The fair value of stock options granted is estimated on the date of grant using the following assumptions:

	Three Months Ended March 31,
	2021	2020
Expected term (in years)	6.1	6.0
Risk-free interest rate	1.1%	0.6%
Expected volatility	56.0%	67.1%
Expected dividend rate	—	—

The fair value of stock options granted is estimated on the date of grant using the following assumptions:

	Year Ended December 31,
	2020	2019	2018
Expected term (in years)	6.1	6.1	6.0
Risk-free interest rate	0.5%	1.8%	2.8%
Expected volatility	69.1%	65.4%	71.5%
Expected dividend rate	—	—	—

Stock-Based Compensation Expense	Stock-based compensation expense included in operating results was as follows (in thousands):

	Three Months Ended March 31,
	2021	2020
Cost of goods sold	$276	$225
Research and development	513	372
Selling, general and administrative	2,208	1,828
Total stock-based compensation expense	$2,997	$2,425

Stock-based compensation expense included in operating results was as follows (in thousands):

	Year Ended December 31,
	2020	2019	2018
Cost of goods sold	$929	$826	$553
Research and development	1,616	1,436	1,227
Selling, general and administrative	7,737	6,258	3,596
Total stock-based compensation expense	$10,282	$8,520	$5,376